Provisions for Legal Proceedings (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 13, 2025	Dec. 06, 2024	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2021
Provisions for Legal Proceedings [Line Items]
Expense to cover settlements				$ 683,100
Provision					$ 759,000
Claim amount												$ 29,000
General and administrative expense				2,187,276	2,278,392	$ 2,315,074
Voting right percentage									50.00%	50.00%
Tax paid amount											$ 25,900
Other liabilities				16,300
Penalties and interest				230,000
Accruals				88,200	0
Possible loss				3,580,000	3,320,000
Tax and social security proceedings				6,010,000	5,770,000
Loss considers				150,488	122,128
Potential loss				191,000	151,000
Issuance of amended assessment value				181,000
Deductions							$ 32,100	$ 7,900
Broiler Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Incremental increase				100,600
Provision				64,500	70,300
Broiler Chicken Grower Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount			$ 100,000
Pork Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Total amount provision					24,200
Received final approval amount												$ 57,300
Incremental increase				75,900
Aggregate settlement amount				158,400
Beef Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount				163,200	5,500
Other expense, by function				163,200
General and administrative expense				21,400	83,500
Canadian Beef Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
General and administrative expense				4,600	5,500
US Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount		$ 41,500
Colorado Court Compensation Class Action [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount						$ 55,000
Pilgrims Pride Corporation PPC [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount				195,500
Attorney General [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount	$ 1,600
Disallowance of PIS and COFINS Tax Credits [Member]
Provisions for Legal Proceedings [Line Items]
Potential loss				$ 683,000	302,000
Labor [Member]
Provisions for Legal Proceedings [Line Items]
Average time on provision				2 years 6 months
Possible loss				$ 219,277	211,591
Civil [Member]
Provisions for Legal Proceedings [Line Items]
Average time on provision				4 years
Total amount provision				$ 59,075	59,796
Possible loss				390,771	334,851
Tax and Social Security [Member]
Provisions for Legal Proceedings [Line Items]
Provision				$ 52,700	68,516
Tax and Social Security [Member] | Bottom of range [member]
Provisions for Legal Proceedings [Line Items]
Average time on provision				5 years
Tax and Social Security [Member] | Top of range [Member]
Provisions for Legal Proceedings [Line Items]
Average time on provision				10 years
Brazil [Member]
Provisions for Legal Proceedings [Line Items]
Total amount provision				$ 97,503	87,075
Brazil [Member] | Civil [Member]
Provisions for Legal Proceedings [Line Items]
Provision				632,000
United States [Member]
Provisions for Legal Proceedings [Line Items]
Total amount provision				$ 71,017	$ 280,804